Fair Values of Assets and Liabilities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Values of Assets and Liabilities (Textual) [Abstract]
Net unrealized gains (losses) on trading securities	$ 211,000,000		$ (29,000,000)
Available-for-sale, at fair value	257,442,000,000		252,007,000,000
Fair Value Disclosure, Transfers out of AFS to HTM, Excluded from transfers between levels, amount			6,000,000,000
Fair Value Disclosure, Transfers out of AFS to HTM, amount			6,000,000,000
Mortgages held for sale	15,565,000,000		13,879,000,000
FV of NMEI in private equity funds where nonrecurring FV adjustments were recorded	171,000,000		505,000,000
Fair Value of cost method NMEI using NAV	1,300,000,000		1,500,000,000
Fair Value of NMEI using NAV	108,000,000		88,000,000
Loans	862,551,000,000	[1],[2]	822,286,000,000	[1],[2]	798,351,000,000	769,631,000,000	757,267,000,000
Capital Lease Obligation	9,000,000		11,000,000
Offshore Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Redemption restriction for investment	24,000,000		144,000,000
U.S. states and political subdivisions [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 3 to Level 2					9,400,000,000
Private Equity Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Distribution period for alternative investments	6 years
Venture Capital Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Distribution period for alternative investments	5 years
Lease Financing [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	12,307,000,000		12,371,000,000		12,736,000,000	13,387,000,000	13,386,000,000
Non modified loans [Member] | Maximum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	270		302
Non modified loans [Member] | Minimum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	86		86
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	1,000,000,000		825,000,000
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	78,000,000		68,000,000
Collateralized Debt Obligations [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities			2,000,000
Available-for-sale, at fair value	500,000,000		693,000,000
Trading and available for sale securities	500,000,000		695,000,000
Available-for-sale securities [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Collateralized Loan Obligations, Transfers from Level 3 to Level 2			12,500,000,000
Trading assets and other [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Collateralized Loan Obligations, Transfers from Level 3 to Level 2			231,000,000
Estimate of Fair Value Measurement [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	844,838,000,000		794,564,000,000
Loan Commitments And Standby, Commercial And Similar Letters of Credit	945,000,000		597,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	784,786,000,000		736,214,000,000
Fair Value, Measurements, Recurring [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities	59,914,000,000		43,136,000,000
Available-for-sale, at fair value	257,442,000,000		252,007,000,000
Total assets	378,099,000,000		353,142,000,000
Total liabilities	34,866,000,000		22,671,000,000
Mortgages held for sale	15,565,000,000		13,879,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities	595,000,000		769,000,000
Available-for-sale, at fair value	6,029,000,000		7,995,000,000
Total assets	32,324,000,000		37,171,000,000
Total liabilities	2,270,000,000		3,677,000,000
Mortgages held for sale	2,313,000,000		2,374,000,000
Fair Value, Measurements, Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities	1,544,000,000		2,082,000,000
Available-for-sale, at fair value	44,944,000,000		42,536,000,000
Fair Value, Measurements, Recurring [Member] | U.S. states and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities	7,000,000		39,000,000
Available-for-sale, at fair value	$ 2,277,000,000		$ 3,214,000,000

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.